UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Liberty Capital Management
         -----------------------------------------
Address: 255 South Old Woodward
         Suite 204
         Birmingham, MI 48009
         -----------------------------------------

Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    /s/ Charles W. Brown
         -------------------------
Title:   Vice President
         -------------------------
Phone:   248.258.9290
         -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Charles W. Brown                  Birmingham, MI                 11/04/2008
--------------------                  --------------                 ----------
    [Signature]                        [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28- 03742
   -------  ----------------------------
    [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           91
                                         -----------
Form 13F Information Table Value Total:  $93,353,000
                                         -----------



List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ -----
ABBOTT LABS COM                COM              002824100  2648874   46003 SH       SOLE             46003
AFFILIATED COMPUTER CL A       CL A             008190100   327829    6475 SH       SOLE              6475
AFLAC INC COM                  COM              001055102  3160921   53803 SH       DEFINED          53253    550
ALTRIA GROUP INC               COM              02209s103   447888   22575 SH       SOLE             22575
AMERICAN EXPRESS CO COM        COM              025816109   553084   15611 SH       SOLE             15611
AMERICAN INTL GROUP COM        COM              026874107    57535   17278 SH       SOLE             17278
AMERICAN TEL&TELEG CO COM      COM              00206r102   610974   21883 SH       DEFINED          15841         6042
APPLIED MATLS INC COM          COM              038222105   963202   63662 SH       DEFINED          58862   4800
AUTOMATIC DATA PROCESS COM     COM              053015103   476491   11146 SH       SOLE             11146
BANK OF AMERICA                COM              060505104  1188250   33950 SH       SOLE             33950
BAXTER INTL INC COM            COM              071813109   865696   13191 SH       SOLE             13191
BRITISH PETE PLC AMERN SH      COM              055622104   249746    4978 SH       SOLE              4978
CENTURYTEL INC                 COM              156700106   385045   10506 SH       SOLE             10506
CHEVRONTEXACO CORP COM         COM              166764100  2719008   32966 SH       DEFINED          32366          600
CHURCH & DWIGHT INC COM        COM              171340102  2720765   43820 SH       DEFINED          43320    500
CIMAREX ENERGY CO COM          COM              171798101  1293935   26455 SH       SOLE             26455
CISCO SYS INC COM              COM              17275r102   804038   35640 SH       SOLE             35640
CITIGROUP INC COM              COM              172967101   386137   18827 SH       DEFINED          18826            1
COMERICA INC COM               COM              200340107   384552   11728 SH       DEFINED          11608          120
CONSTELLATION BRANDS CL A      CL A             21036p108  1040467   48484 SH       SOLE             48484
COSTCO WHSL CORP NEW COM       COM              22160k105  1131405   17425 SH       SOLE             17425
CVS CORP COM                   COM              126650100  2155277   64031 SH       SOLE             64031
DANAHER CORP DEL COM           COM              235851102  2322855   33471 SH       SOLE             33471
DENTSPLY INTL INC NEW COM      COM              249030107  1848932   49252 SH       SOLE             49252
DIGITAL RIV INC COM            COM              25388b104   477252   14730 SH       DEFINED          13880    850
EMERSON ELEC CO COM            COM              291011104   340189    8340 SH       SOLE              8340
EXELON CORP COM                COM              30161n101   249353    3982 SH       DEFINED                        3982
EXXON MOBIL CORP COM           COM              30231g102  2242719   28879 SH       DEFINED          25045         3834
FISERV INC COM                 COM              337738108   687560   14530 SH       DEFINED          13880    650
FORD MTR CO DEL COM PAR $0.01  COM              345370860    76358   14684 SH       SOLE             14684
FORTUNE BRANDS INC COM         COM              349631101   213609    3724 SH       DEFINED                        3724
FRANKLIN RES INC COM           COM              354613101   550049    6241 SH       SOLE              6241
GENERAL ELEC CO COM            COM              369604103  1558662   61124 SH       DEFINED          58624         2500
GENWORTH FINL INC COM CL A     CL A             37247d106   248375   28847 SH       SOLE             28847
GRACO INC COM                  COM              384109104   727360   20426 SH       SOLE             20426
HARLEY DAVIDSON INC COM        COM              412822108   837449   22452 SH       SOLE             22452
HCP INC REIT                   REIT             421915109   216702    5400 SH       SOLE              5400
HEALTH CARE REIT INC COM       REIT             42217k106   646744   12150 SH       SOLE             12150
HELMERICH & PAYNE INC COM      COM              423452101   436219   10100 SH       SOLE             10100
HEWLETT PACKARD                COM              428236103   214607    4641 SH       SOLE              4641
HONEYWELL INTL INC COM         COM              438516106   533917   12850 SH       SOLE             12850
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406   275630    3410 SH       SOLE              3410
ILLINOIS TOOL WKS INC COM      COM              452308109   317639    7146 SH       DEFINED           6796    350
INDIA FD INC COM               ETF              454089103   336011   10238 SH       DEFINED          10038    200
INTEL CORP COM                 COM              458140100   409477   21862 SH       SOLE             21862
INTERNATIONAL BUS MACH COM     COM              459200101  2362605   20200 SH       SOLE             20200
INTUIT COM                     COM              461202103  1017842   32200 SH       SOLE             32200
ISHARES INC MSCI PAC EX-J IDX  ETF              464286665   358282    9980 SH       SOLE              9980
ISHARES TR COHEN&ST RLTY       FUND             464287564   766800   10000 SH       SOLE             10000
ISHARES TR FTSE XNHUA IDX      ETF              464287184   791431   22960 SH       DEFINED          22660    300
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465  1145423   20345 SH       SOLE             20345
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234   940256   27517 SH       SOLE             27517
ISHARES TR RUSSELL MCP GR      ETF              464287234   711817   16416 SH       SOLE             16416
ISHARES TR RUSSELL MCP VL      ETF              464287473   344185    8778 SH       SOLE              8778
ISHARES TR RUSSELL1000 GRW     ETF              464287614   295718    6091 SH       SOLE              6091
ISHARES TR S&P LATIN AM 40     ETF              464287390   481469   12425 SH       SOLE             12425
JOHNSON & JOHNSON COM          COM              478160104  2927551   42257 SH       SOLE             42257
JOHNSON CTLS INC COM           COM              478366107   300965    9923 SH       SOLE              9923
KIMBERLY CLARK CORP COM        COM              494368103   252876    3900 SH       DEFINED           3300          600
KINDER MORGAN ENERGY UT LTD    LP               494550106  1143359   21975 SH       SOLE             21975
PARTNER
LEGGETT & PLATT INC COM        COM              524660107   364917   16747 SH       DEFINED            400        16347
LOWES COS INC COM              COM              548661107  1507540   63636 SH       SOLE             63636
MBT FINANCIAL CORP             COM              578877102   378333   81362 SH       SOLE             81362
MCDONALDS CORP COM             COM              580135101   674751   10936 SH       SOLE             10936
MCKESSON HBOC INC COM          COM              58155q103   263669    4900 SH       SOLE              4900
MEDCO HEALTH SOLUTIONS COM     COM              58405u102  2865780   63684 SH       DEFINED          61280         2404
MEDTRONIC INC COM              COM              585055106  1131526   22585 SH       SOLE             22585
MICROSOFT CORP COM             COM              594918104  2129952   79803 SH       SOLE             79803
MONSANTO CO NEW COM            COM              61166w104  1357016   13710 SH       SOLE             13710
MORGAN J P CHASE CO INC COM    COM              46625h100   626342   13412 SH       SOLE             13412
NOVARTIS A G SPONSORED ADR     ADR              66987v106   227212    4300 SH       SOLE              4300
PEPSICO INC COM                COM              713448108  3572989   50133 SH       SOLE             50133
PHILIP MORRIS INTL INC COM     COM              718172109  1418950   29500 SH       SOLE             29500
POWERSHARES QQQ TRUST SER 1    ETF              73935a104   756850   19451 SH       SOLE             19451
PROCTER & GAMBLE CO COM        COM              742718109  3557979   51054 SH       DEFINED          41630         9424
QUALCOMM INC COM               COM              747525103   508120   11825 SH       DEFINED          11125    700
SCHLUMBERGER LTD COM           COM              806857108   622768    7975 SH       SOLE              7975
STRYKER CORP COM               COM              863667101  2225753   35726 SH       SOLE             35726
SYSCO CORP COM                 COM              871829107  1190044   38600 SH       SOLE             38600
T ROWE PRICE GROUP INC         COM              74144t108  2013856   37495 SH       SOLE             37495
TEREX CORP NEW COM             COM              880779103   395844   12970 SH       SOLE             12970
UNITED PARCEL SERVICE CL B     CL B             911312106  1693710   26931 SH       SOLE             26931
UNITED TECHNOLOGIES CP COM     COM              913017109  2039037   33950 SH       SOLE             33950
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306   452165    4850 SH       SOLE              4850
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702   254272    5480 SH       SOLE              5480
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104   671933   20939 SH       DEFINED           4032        16907
WAL MART STORES INC COM        COM              931142103   321873    5374 SH       SOLE              5374
WALGREEN                       COM              931422109  1574997   50872 SH       DEFINED          47872   3000
WELLS FARGO & CO NEW COM       COM              949746101  3081234   82101 SH       SOLE             82101
WYETH                          COM              983024100   321378    8700 SH       SOLE              8700
ZIMMER HLDGS INC COM           COM              98956p102   972726   15067 SH       SOLE             15067